Supplementary Financial Information on Oil and Natural Gas Exploration, Development and Production Activities (Unaudited) - Narrative (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) $ / bbl $ / Mcf	Dec. 31, 2015 USD ($) $ / Mcf	Dec. 31, 2014 USD ($)
Extractive Industries [Abstract]
Ownership percentage by noncontrolling owners	50.00%
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves | $	$ 472,300	$ 872,130	$ 964,000
Future net cash flows discount factor	10.00%
Natural Gas
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Benchmark sales price | $ / Mcf	2.49
Crude Oil
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Benchmark sales price | $ / bbl	42.75
Minimum | Natural Gas
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Average prices | $ / Mcf		1.72
Minimum | Crude Oil
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Average prices | $ / bbl	31.95
Maximum | Natural Gas
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Average prices | $ / Mcf		3.95
Maximum | Crude Oil
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Average prices | $ / bbl	42.56
Consolidated Entities
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves | $	$ 472,300	$ 872,130